Net loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share	The EPIS denominator adjustment depends on the class of POS. The Group’s classes of POSs and their related EPIS denominator adjustment methods are as follows:

POS Class	EPIS Denominator Adjustment Method
Unvested equity-settled RSUs and RSAs[1]	Treasury share[2]
Class C Shares	Treasury share
Earn-out Rights and PSUs	The number of shares issuable if the reporting date were the end of the contingency period
Convertible Credit Facilities with Volvo Cars and Geely	If the instrument is converted, the number of shares issued on the date of the conversion
1 - Restricted Stock Awards ("RSAs") are related to the Group's employee stock purchase plan implemented in January 2024.
2 - The treasury share method prescribed by IAS 33, Earnings Per Share (“IAS 33”), includes only the bonus element as the EPIS denominator adjustment. The bonus element is the difference between the number of ordinary shares that would be issued at the exercise of the options and the number of ordinary shares deemed to be repurchased at the average market price.
The following table presents the computation of basic and diluted net loss per share for the years ended December 31, 2024, 2023, and 2022 when applying the exchange ratio:

	For the year ended December 31,
	2024	2023	2022
	Class A and B Common Shares
Net loss attributable to Polestar Group	(2,049,897)	(1,181,875)	(479,017)
Weighted-average number of common shares outstanding:
Basic and diluted	2,110,285	2,110,069	2,027,328
Net loss per share (in ones):
Basic and diluted	(0.97)	(0.56)	(0.24)
The following table presents shares that were not included in the calculation of diluted loss per share as their effects would have been antidilutive for the years ended December 31, 2024, 2023, and 2022:

	For the year ended December 31,
	2024	2023	2022
Earn-out Shares	158,177,609	158,177,609	158,177,609
Class C-1 Shares	20,499,965	20,499,965	15,999,965
Class C-2 Shares	4,500,000	4,500,000	9,000,000
PSUs	3,739,120	1,971,076	858,821
RSUs	10,726,146	762,071	458,620
Marketing consulting services agreement	—	—	125,000
RSAs	867,648	—	—
Total antidilutive shares	198,510,488	185,910,721	184,620,015